Equity - Dividends from Retained Earnings (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	May 08, 2019	Feb. 01, 2019	Oct. 30, 2018	Jul. 31, 2018	Apr. 27, 2018	Feb. 02, 2018	Nov. 01, 2017	Aug. 01, 2017	Jun. 15, 2017	Feb. 03, 2017	Oct. 31, 2016	Aug. 02, 2016	Jun. 16, 2016
Dividends 1 [abstract]
Dividend payout, Total amount of dividends (millions of yen)		¥ 49,287	¥ 49,287	¥ 47,682	¥ 48,013	¥ 44,456	¥ 43,254	¥ 43,254	¥ 43,254	¥ 43,254	¥ 39,650	¥ 39,650	¥ 39,650
Dividend payout, Dividend per share (yen)		¥ 28.00	¥ 28.00	¥ 27.00	¥ 27.00	¥ 25.00	¥ 24.00	¥ 24.00	¥ 24.00	¥ 24.00	¥ 22.00	¥ 22.00	¥ 22.00
Dividend payout, Record date		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016
Dividend payout, Effective date		Feb. 28, 2019	Nov. 28, 2018	Aug. 28, 2018	May 30, 2018	Feb. 28, 2018	Nov. 29, 2017	Aug. 25, 2017	Jun. 16, 2017	Feb. 28, 2017	Nov. 29, 2016	Aug. 25, 2016	Jun. 17, 2016
Dividends payable, Total amount of dividends (millions of yen)	¥ 49,287
Dividends payable, Dividend per share (yen)	¥ 28.00
Dividends payable, Record date	Mar. 31, 2019
Dividends payable, Effective date	Jun. 03, 2019